ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 29, 2016
Allowance for Doubtful Accounts [Roll Forward]
Balance at beginning of year			$ 6.4	$ 3.0
Provisions charged	$ 0.8	$ (0.4)	2.2	(0.2)
Write-offs, net of recoveries			(0.8)	(0.1)
Balance at end of period	7.8	$ 2.7	7.8	$ 2.7
Transfer of Financial Assets, Facility Maximum					$ 100.0
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized	$ 26.8		$ 26.8